Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Post employment benefits
Balance at beginning of the period before reclassification as held for sale			€ (341)
Reclassification as held for sale			(12)
Balance at beginning of period	€ (410)	€ (594)	(329)
Service cost	36	16
Interest income/(cost)	(8)	(4)
Return on plan assets excluding interest income	(37)	818
Actuarial gains arising from demographic assumptions	(46)
Actuarial gains (losses) arising from changes in financial assumptions	(12)	(1,204)
Actuarial gain (losses) arising from experience adjustments	1	112
Employer cash contributions	301	24
Exchange rate movements	10
Other movements	11	(27)
Balance at end of the period	(410)	(594)
Assets.
Post employment benefits
Balance at beginning of the period before reclassification as held for sale			6,229
Balance at beginning of period	6,697	6,709	6,229
Interest income/(cost)	167	190
Return on plan assets excluding interest income	(37)	818
Employer cash contributions	301	24
Member cash contributions	8	8
Benefits paid	(289)	(180)
Exchange rate movements	(156)	(403)
Other movements	(6)	23
Balance at end of the period	6,697	6,709
Liabilities.
Post employment benefits
Balance at beginning of the period before reclassification as held for sale			(6,570)
Reclassification as held for sale			(12)
Balance at beginning of period	(7,107)	(7,303)	€ (6,558)
Service cost	36	16
Interest income/(cost)	(175)	(194)
Actuarial gains arising from demographic assumptions	(46)
Actuarial gains (losses) arising from changes in financial assumptions	(12)	(1,204)
Actuarial gain (losses) arising from experience adjustments	1	112
Member cash contributions	(8)	(8)
Benefits paid	289	180
Exchange rate movements	166	403
Other movements	17	(50)
Balance at end of the period	€ (7,107)	€ (7,303)